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                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

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                                    FORM N-PX
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          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-05531

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                       MASSMUTUAL PARTICIPATION INVESTORS
               (Exact name of registrant as specified in charter)
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                                1500 Main Street
                                   Suite 1100
                              Springfield, MA 01115
               (Address of principal executive offices) (Zip code)

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                 Patricia J. Walsh, Vice President and Secretary
               1500 Main Street, Suite 2800, Springfield, MA 01115
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                     (name and address of agent for service)



               Registrant's telephone number, including area code:
                                  413-226-1000

                      Date of fiscal year end: December 31

             Date of reporting period: July 1, 2008 - June 30, 2009




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ITEM 1. PROXY VOTING RECORD

CKX INC

Ticker:    CKXE                       Security ID:  12562M106
Meeting Date:  DECEMBER 18, 2008      Meeting Type: Annual
Record Date:   NOVEMBER 7, 2008

#   Proposal                              Mgt Rec    Vote Cast        Sponsor
1   Elect Director Robert F.X. Sillerman  For        For              Management
2   Elect Director Simon Fuller           For        For              Management
3   Elect Director Mitchell J. Slater     For        For              Management
4   Elect Director Howard J. Tytel        For        For              Management
5   Elect Director Edwin M. Banks         For        For              Management
6   Elect Director Edward Bleier          For        For              Management
7   Elect Director Jerry L. Cohen         For        For              Management
8   Elect Director Carl D. Harnick        For        For              Management
9   Elect Director Jack Langer            For        For              Management
10. Elect Director John D. Miller         For        For              Management
11. Ratify Auditors                       For        For              Management

INTREPID POTASH INC

Ticker:   IPI
Meeting Date: May 28, 2009            Security ID:  46121Y102
Record Date:  April 1, 2009           Meeting Type: Annual

#   Proposal                              Mgt Rec    Vote Cast        Sponsor
1.  Elect Director Terry Considine        For        Withold          Management
2.  Ratify Auditors                       For        For              Management

ITC DELTACOM, INC.

Ticker:   ITCD                        Security ID:  45031T872
Meeting Date: MAY 12, 2009            Meeting Type: Annual
Record Date:  MARCH 31, 2009

#   Proposal                              Mgt Rec    Vote Cast        Sponsor
1.  Elect Director John Almeida, Jr.      For        Withhold         Management
2.  Elect Director Philip M. Tseng        For        Withhold         Management
3.  Elect Director Randall E. Curran      For        Withhold         Management
4.  Elect Director John J. DeLucca        For        For              Management
5.  Elect Director Clyde A. Heintzelman   For        For              Management
6.  Elect Director Michael E. Leitner     For        Withhold         Management
7.  Elect Director Thomas E. McInerney    For        Withhold         Management
8.  Elect Director R. Gerald McCarley     For        For              Management
9.  Elect Director Sanjay Swani           For        Withhold         Management
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                                   SIGNATURES
                           [See General Instruction F]


         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) MassMutual Participation Investors
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By (Signature and Title)* /s/ Michael L. Klofas
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                          Michael L. Klofas, President

Date: August 31, 2009
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 * Print the name and title of each signing officer under his or her signature.